Other Commitments (Details) - Schedule of future minimum lease commitments under non-cancellable operating leases - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Schedule of future minimum lease commitments under non-cancellable operating leases [Abstract]
2021	$ 243,925	$ 321,900
2022	321,900	321,900
2023	321,900	321,900
2024	321,900	321,900
2025	321,900	321,900
Thereafter	41,320,800	41,320,800
Total	$ 42,852,325	$ 42,930,300